Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjustment Common Stock	Revision of Prior Period, Adjustment Additional Paid-in Capital	Adjusted, Beginning of Period [1]	Adjusted, Beginning of Period Common Stock [1]	Adjusted, Beginning of Period Additional Paid-in Capital [1]	Adjusted, Beginning of Period Accumulated Deficit [1]	Previously Reported	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Convertible Notes Payable	Convertible Notes Payable Common Stock	Convertible Notes Payable Additional Paid-in Capital	Bridge Loan	Bridge Loan Common Stock	Bridge Loan Additional Paid-in Capital	GIGCAPITAL5, INC	GIGCAPITAL5, INC Common Stock	GIGCAPITAL5, INC Additional Paid-in Capital	GIGCAPITAL5, INC Accumulated Deficit	Private Placement	Private Placement Common Stock	Private Placement Additional Paid-in Capital	Potential shares from Pre-Paid Advance	Potential shares from Pre-Paid Advance Common Stock	Potential shares from Pre-Paid Advance Additional Paid-in Capital	Potential shares from Cable Car Loan	Potential shares from Cable Car Loan Common Stock	Potential shares from Cable Car Loan Additional Paid-in Capital	Non-Redemption Extension Agreement	Non-Redemption Extension Agreement Common Stock	Non-Redemption Extension Agreement Additional Paid-in Capital	Early Investor Consideration	Early Investor Consideration Common Stock	Early Investor Consideration Additional Paid-in Capital	Settle Transaction Expenses	Settle Transaction Expenses Common Stock	Settle Transaction Expenses Additional Paid-in Capital
Beginning balance (in shares) at Dec. 31, 2021			27,351,290																					6,545,000
Beginning balance at Dec. 31, 2021		$ 2,938,270	$ 27,351	$ 8,326,045	$ (5,415,126)																		$ (8,918,238)	$ 655	$ 0	$ (8,918,893)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)																												228,750
Issuance of common stock																											$ 906,300	$ 229	$ 906,071
Stock-based compensation		790,755		790,755
Fair value of warrants		113,166		113,166
Debt discount on note payable to related party																							54,034		54,034
Shares subject to redemption																							(1,440,963)		(1,440,963)
Reclass of negative additional paid-in capital to accumulated deficit																									1,386,929	(1,386,929)
Net loss		$ (6,256,068)			(6,256,068)																		$ (2,774,307)			(2,774,307)
Ending balance (in shares) at Dec. 31, 2022		27,580,040	27,580,040				(18,127,929)			9,452,111				27,580,040									6,545,000	6,545,000
Ending balance at Dec. 31, 2022		$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)	$ 0	$ (26,635)	$ 26,635	$ (1,507,577)	$ 945	$ 10,162,672	$ (11,671,194)	$ (1,507,577)	$ 27,580	$ 10,136,037	$ (11,671,194)							$ (13,079,474)	$ 655	0	(13,080,129)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			89,532
Issuance of common stock		1,026,550	$ 9	1,026,541
Stock-based compensation		612,730		612,730
Net loss		(4,588,900)			(4,588,900)
Ending balance (in shares) at Sep. 30, 2023	[1]		9,541,643
Ending balance at Sep. 30, 2023	[1]	$ (4,457,197)	$ 954	11,801,943	(16,260,094)
Beginning balance (in shares) at Dec. 31, 2022		27,580,040	27,580,040				(18,127,929)			9,452,111				27,580,040									6,545,000	6,545,000
Beginning balance at Dec. 31, 2022		$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)	0	$ (26,635)	26,635	(1,507,577)	$ 945	10,162,672	(11,671,194)	$ (1,507,577)	$ 27,580	10,136,037	(11,671,194)							$ (13,079,474)	$ 655	0	(13,080,129)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)			100,000																									261,250
Issuance of common stock		402,000	$ 100	401,900																							$ 1,026,550	$ 261	$ 1,026,289
Stock-based compensation		709,394		709,394
Fair value of warrants		156,505		156,505
Debt discount on note payable to related party																							245,253		245,253
Shares subject to redemption																							(1,893,733)		(1,893,733)
Excise tax liability accrued for common stock redemptions																							(202,341)		(202,341)
Adjustment to deferred underwriting fees																							6,440,000		6,440,000
Net loss		$ (6,098,951)			(6,098,951)																		$ (4,024,591)			(4,024,591)
Ending balance (in shares) at Dec. 31, 2023		9,575,925	27,941,290				(18,365,365)			9,575,925			27,941,290	27,941,290									6,545,000	6,545,000
Ending balance at Dec. 31, 2023		$ (5,312,079)	$ 27,941	12,430,125	(17,770,145)	0	$ (26,983)	26,983	(5,312,079)	$ 958	12,457,108	(17,770,145)	$ (5,312,079)	$ 27,941	12,430,125	(17,770,145)							$ (12,514,886)	$ 655	4,589,179	(17,104,720)
Beginning balance (in shares) at Jun. 30, 2023	[1]		9,541,643
Beginning balance at Jun. 30, 2023	[1]	(3,276,733)	$ 954	11,606,468	(14,884,155)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		195,475		195,475
Net loss		(1,375,939)
Ending balance (in shares) at Sep. 30, 2023	[1]		9,541,643
Ending balance at Sep. 30, 2023	[1]	$ (4,457,197)	$ 954	11,801,943	(16,260,094)
Beginning balance (in shares) at Dec. 31, 2023		9,575,925	27,941,290				(18,365,365)			9,575,925			27,941,290	27,941,290									6,545,000	6,545,000
Beginning balance at Dec. 31, 2023		$ (5,312,079)	$ 27,941	12,430,125	(17,770,145)	$ 0	$ (26,983)	$ 26,983	$ (5,312,079)	$ 958	$ 12,457,108	$ (17,770,145)	$ (5,312,079)	$ 27,941	$ 12,430,125	$ (17,770,145)							$ (12,514,886)	$ 655	$ 4,589,179	$ (17,104,720)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)																															1,000,000			180,000			427,477			150,000			1,544,200
Issuance of common stock																														$ 1,866,284	$ 100	$ 1,866,184	$ 446,333	$ 18	$ 446,315	$ 1,508,993	$ 42	$ 1,508,951	$ 529,500	$ 15	$ 529,485	$ 5,439,857	$ 154	$ 5,439,703
Stock-based compensation		166,187		166,187
Merger recapitalization (in shares)			7,898,954
Merger recapitalization		(9,269,165)	$ 790	(9,269,955)
Issuance of common stock pursuant to a subscription agreement (in shares)			200,000
Issuance of common stock pursuant to a subscription agreement		706,000	$ 20	705,980
Conversion of a note payable/bridge loan (in shares)																		359,266			100,000
Conversion of a note payable/bridge loan																	$ 3,233,388	$ 36	$ 3,233,352	$ 200,000	$ 10	$ 199,990
Net exercise of warrants (in shares)			5,594
Net exercise of warrants		0	$ 1	(1)
Deemed dividend related to modification of equity classified warrants		0		5,185,502	(5,185,502)
Net loss		$ (9,166,958)			(9,166,958)
Ending balance (in shares) at Sep. 30, 2024		21,441,416	21,441,416
Ending balance at Sep. 30, 2024		$ (9,651,660)	$ 2,144	22,468,801	(32,122,605)
Beginning balance (in shares) at Jun. 30, 2024			21,441,416
Beginning balance at Jun. 30, 2024		(6,159,369)	$ 2,144	22,341,598	(28,503,111)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		127,203		127,203
Net loss		$ (3,619,494)
Ending balance (in shares) at Sep. 30, 2024		21,441,416	21,441,416
Ending balance at Sep. 30, 2024		$ (9,651,660)	$ 2,144	$ 22,468,801	$ (32,122,605)

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).